Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [abstract]
Summary of Inventories
As of December 31, 2023 and 2022, inventories were as follows:

	2023		2022
Refined and petrochemicals products	Ps.	51,455,826	Ps.	60,838,241
Products in transit	25,510,618		25,345,696
Crude oil	28,428,427		32,971,427
Materials and products in stock	5,870,013		6,171,040
Materials in transit	610,928		393,964
Gas and condensate products	160,180		298,029
	Ps.	112,035,992	Ps.	126,018,397